Commitments and Contingencies - Management Fees (Table) (Details) $ in Thousands	Jun. 30, 2015 USD ($)
Management fees for the Period/Year ending December 31,
2015 (period)	$ 2,440
2016	4,999
2017	5,135
2018	5,289
2019	5,448
Thereafter	5,627
Total	$ 28,938